UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund
Calibrated Mid Cap Value Fund

For the fiscal year ended July 31, 2016

Table of Contents

1	A Letter to Shareholders

5	Investment Comparisons

7	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

12	Calibrated Large Cap Value Fund

16	Calibrated Mid Cap Value Fund

20	Statements of Assets and Liabilities

22	Statements of Operations

23	Statements of Changes in Net Assets

26	Financial Highlights

34	Notes to Financial Statements

46	Report of Independent Registered Public Accounting Firm

47	Supplemental Information to Shareholders

Lord Abbett Equity Trust

Lord Abbett Calibrated Large Cap Value Fund and
Lord Abbett Calibrated Mid Cap Value Fund

Annual Report

For the fiscal year ended July 31, 2016

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Equity Trust Funds for the fiscal year ended July 31, 2016. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Calibrated Large Cap Value Fund

For the fiscal year ended July 31, 2016, the Fund returned 1.94%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Value® Index,1 which returned 5.39% over the same period.

Domestic equity returns were mixed over the past year, with large cap stocks, as represented by the S&P 500® Index,2 rising

5.61% during the period while small cap stocks, as represented by the Russell 2000 Index,3 were flat. There were several spikes in market volatility during the trailing 12-month period. The first occurred in August 2015 when a surprise devaluation in the Chinese Yuan pushed the Dow Jones Industrial Average4 1000 points lower on August 24th, which was the index’s most dramatic intraday move in its history. A second spike occurred in January 2016 when the S&P 500 fell 5.1% during the month and the Nasdaq5 declined 7.9%, marking its worst month since May 2010. In contrast to this equity market volatility, the U.S. economy continued to expand at a slow but steady pace during the trailing 12-month period, with domestic GDP growth ranging from 0.8% to 2.0% between the third quarter of 2015 and the second quarter of 2016.

Consistent with our calibrated investment approach that seeks to achieve excess returns through a focus on security selection, individual stock positions drove performance relative to the benchmark during the period. Stock selection within the financials and industrials sectors detracted from relative performance over the trailing 12-month period. Within the financials sector, the share price of Voya Financial Inc., a retirement, investment, and insurance company, declined after the company missed earnings expectations in the third quarter of 2015 and then reported a loss in the fourth quarter of 2015. The portfolio’s overweight position in Citigroup Inc., a financial services holding company, contributed to detraction from relative performance over the trailing 12-month period.

Within the industrials sector, the share price of Air Lease Corp., an aircraft leasing company, fell on concerns about China as well as wide-body aircraft market values. The share price of General Electric, a global digital industrial company, benefited from the simplification of its businesses, however a reduction in the position at the end of the year resulted in a detraction relative to the benchmark.

Stock selection within the information technology and consumer discretionary sectors positively drove relative performance during the period. Within the information technology sector, shares of financial services technology company, Fidelity National Information Services, Inc. rose after beating on both the top and bottom line on first quarter 2016 results. Visual computing company, NVIDIA Corp., rose after introducing successful gaming chips that helped drive earnings.

Within the consumer discretionary sector, Time Warner Inc, a media and entertainment company added to relative performance. Although the company’s stock declined throughout the year, the Fund’s tactical positioning resulted in a positive return. The Fund added to its Time Warner Inc. position following the sharp decline after the report of fourth quarter 2015 earnings, taking advantage of the recovery at the end of the first quarter of 2016. An overweight in shares of Whirlpool Corp, a manufacturer and marketer of home appliances, contributed to relative performance as the shares rose following a positive fourth quarter 2015 earnings release.

Calibrated Mid Cap Value Fund

For the fiscal year ended July 31, 2016, the Fund returned 1.50%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap Value® Index,6 which returned 7.77% over the same period.

Domestic equity returns were mixed over the past year, with large cap stocks, as represented by the S&P 500® Index,2 rising 5.61% during the period while small cap stocks, as represented by the Russell 2000 Index,3 were flat. There were several spikes in market volatility during the trailing 12-month period. The first occurred in August 2015 when a surprise devaluation in the Chinese Yuan pushed the Dow Jones Industrial Average4 1000 points lower on August 24th, which was the index’s most dramatic intraday move in its history. A second spike occurred in January 2016 when the S&P 500 fell 5.1% during the month and the Nasdaq5 declined 7.9%, marking its worst month since May 2010. In contrast to this equity market volatility, the U.S. economy continued to expand at a slow but steady pace during the trailing 12-month period, with domestic GDP growth ranging from 0.8% to 2.0% between the third quarter of 2015 and the second quarter of 2016.

Consistent with our calibrated investment approach that seeks to achieve excess returns through a focus on security selection, individual stock positions drove relative performance during the period. Stock selection within the financials and materials sectors detracted from performance relative to the benchmark. Within the financials sector, the share price of Santander Consumer USA Holdings Inc., the holding company for Santander Consumer USA Inc, a consumer finance company focused on vehicle finance and third party servicing, declined after announcing the exit of the personal loans business as well as higher charge offs as part of its third quarter 2015 earnings release. Shares of independent global investment management company Invesco Ltd. fell during the period from flat organic growth and general market turbulence.

Within the materials sector, an overweight of weak-performing CF Industries Holdings Inc., a manufacturer and distributor of nitrogen fertilizer and other nitrogen products, resulted in a negative contribution to performance. Lower nitrogen fertilizer pricing resulted in weaker earnings at the start of 2016. An underweight position in global mining company Newmont Mining Corp. detracted from relative performance as shares rose following improving gold prices lifting valuation multiples for gold miners.

Stock selection within the utilities and energy sectors added to relative performance during the period. Within the utilities sector, the portfolio’s overweight in Westar Energy, Inc., an electric utility in Kansas, added to performance as the stock rose after agreeing to be acquired by Great Plains Energy Inc. An overweight position in SCANA Corp, an electric utility holding company, also added to relative performance. SCANA Corp saw strong results in the third quarter of 2015 resulting from a combination of revised amortization rates and favorable weather.

Within the energy sector, Continental Resources, an independent crude oil and natural gas exploration and production company contributed to relative performance after announcing positive results in drilling oil wells and the general recovery in oil prices since the start of 2016. An underweight position in Weatherford International PLC., an oilfield service company, added to performance after a series of quarters with missed and lowered earnings.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3 The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

4 The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

5 The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market. The index is market value weighted, meaning that each company’s security affects the index in proportion to its market value.

6 The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of July 31, 2016. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Calibrated Large Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Value Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2016

	1 Year	Life of Class
Class A3	-3.90%	12.23%
Class C4	0.24%	12.85%
Class F5	2.06%	13.85%
Class I5	2.16%	13.96%
Class R2[5]	1.55%	13.44%
Class R3[5]	1.64%	13.44%
Class R4[6]	1.88%	2.10%
Class R5[6]	2.17%	2.36%
Class R6[6]	2.22%	2.40%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of the index begins on December 29, 2011.

3 Commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the period ended July 31, 2016, is calculated using the SEC-required uniform method to compute such return.

4 Commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Commenced operations on December 21, 2011 and performance for the Classes began on December 29, 2011. Performance is at net asset value.

6 Commenced operations and performance for the classes began on June 30, 2015. Performance is at net asset value.

Calibrated Mid Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell Midcap® Value Index, assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2016

	1 Year	Life of Class
Class A3	-4.32%	13.14%
Class C4	-0.19%	13.76%
Class F5	1.64%	14.78%
Class I5	1.77%	14.91%
Class R2[5]	1.20%	14.39%
Class R3[5]	1.27%	14.47%
Class R4[6]	1.51%	1.82%
Class R5[6]	1.78%	2.07%
Class R6[6]	1.79%	2.08%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance. Performance of the index begins on December 29, 2011.

3 Commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the period ended July 31, 2016, is calculated using the SEC-required uniform method to compute such return.

4 Commenced operations on December 21, 2011 and performance for the Class began on December 29, 2011. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Commenced operations on December 21, 2011 and performance for the Classes began on December 29, 2011. Performance is at net asset value.

6 Commenced operations and performance for the classes began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 through July 31, 2016).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/16 - 7/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			2/1/16 –
	2/1/16	7/31/16	7/31/16
Class A
Actual	$1,000.00	$1,149.30	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class C
Actual	$1,000.00	$1,145.10	$8.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.52
Class F
Actual	$1,000.00	$1,149.80	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class I
Actual	$1,000.00	$1,150.90	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.38	$2.51
Class R2
Actual	$1,000.00	$1,147.30	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R3
Actual	$1,000.00	$1,147.70	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02
Class R4
Actual	$1,000.00	$1,149.00	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class R5
Actual	$1,000.00	$1,150.30	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.38	$2.51
Class R6
Actual	$1,000.00	$1,150.90	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.50% for Class C, 0.60% for Class F, 0.50% for Class I, 1.10% for Class R2, 1.00% for Class R3, 0.75% for Class R4, 0.50% for Class R5 and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2016

Sector*	%**
Consumer Discretionary	5.13%
Consumer Staples	9.39%
Energy	12.78%
Financials	27.29%
Health Care	12.12%
Industrials	9.55%
Information Technology	10.35%
Materials	2.74%
Telecommunication Services	3.70%
Utilities	6.46%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			2/1/16 –
	2/1/16	7/31/16	7/31/16
Class A
Actual	$1,000.00	$1,193.60	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class C
Actual	$1,000.00	$1,189.20	$8.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.02
Class F
Actual	$1,000.00	$1,194.80	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class I
Actual	$1,000.00	$1,195.50	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class R2
Actual	$1,000.00	$1,191.90	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.02
Class R3
Actual	$1,000.00	$1,191.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R4
Actual	$1,000.00	$1,193.90	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R5
Actual	$1,000.00	$1,195.50	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.02
Class R6
Actual	$1,000.00	$1,195.50	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2, 1.10% for Class R3, 0.85% for Class R4, 0.60% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2016

Sector*	%**
Consumer Discretionary	8.31%
Consumer Staples	3.03%
Energy	8.88%
Financial	34.24%
Health Care	5.27%
Industrials	11.93%
Information Technology	8.21%
Materials	6.24%
Telecommunication Services	1.38%
Utilities	12.28%
Repurchase Agreement	0.23%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CALIBRATED LARGE CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.06%

Aerospace & Defense 2.67%
General Dynamics Corp.	20,900	$3,070
Northrop Grumman Corp.	4,900	1,061
Orbital ATK, Inc.	33,600	2,927
Raytheon Co.	15,600	2,177
United Technologies Corp.	21,400	2,304
Total		11,539

Air Freight & Logistics 0.75%
FedEx Corp.	20,000	3,238

Airlines 0.80%
Delta Air Lines, Inc.	41,400	1,604
JetBlue Airways Corp.*	100,800	1,848
Total		3,452

Auto Components 0.51%
Goodyear Tire & Rubber Co. (The)	77,100	2,211

Automobiles 0.93%
Ford Motor Co.	318,600	4,034

Banks 9.88%
BB&T Corp.	123,300	4,546
CIT Group, Inc.	35,200	1,217
Citigroup, Inc.	259,100	11,351
Citizens Financial Group, Inc.	253,200	5,654
Fifth Third Bancorp	234,800	4,457
JPMorgan Chase & Co.	208,100	13,312
Wells Fargo & Co.	45,100	2,163
Total		42,700

Beverages 0.28%
Molson Coors Brewing Co. Class B	11,900	1,216

Building Products 0.35%
Masco Corp.	40,900	1,492
		Fair
		Value
Investments	Shares	(000)
Capital Markets 1.71%
Ameriprise Financial, Inc.	22,100	$2,118
Invesco Ltd.	180,300	5,261
Total		7,379

Chemicals 1.44%
Celanese Corp. Series A	38,000	2,410
Huntsman Corp.	246,000	3,803
Total		6,213

Commercial Services & Supplies 0.23%
Waste Management, Inc.	15,200	1,005

Communications Equipment 3.08%
Cisco Systems, Inc.	263,100	8,032
Harris Corp.	27,300	2,365
Juniper Networks, Inc.	128,500	2,916
Total		13,313

Consumer Finance 3.16%
American Express Co.	44,300	2,856
Capital One Financial Corp.	105,100	7,050
Discover Financial Services	66,300	3,768
Total		13,674

Containers & Packaging 1.29%
International Paper Co.	121,200	5,552

Diversified Financial Services 1.79%
Berkshire Hathaway, Inc. Class B*	33,500	4,833
Voya Financial, Inc.	113,100	2,899
Total		7,732

Diversified Telecommunication Services 3.69%
AT&T, Inc.	279,100	12,082
Frontier Communications Corp.	321,000	1,669
Verizon Communications, Inc.	39,300	2,178
Total		15,929

Electric: Utilities 4.38%
Edison International	43,000	3,327
NextEra Energy, Inc.	15,800	2,027

12	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIBRATED LARGE CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
Electric: Utilities (continued)
PG&E Corp.	130,900	$8,370
PPL Corp.	138,000	5,204
Total		18,928

Energy Equipment & Services 2.03%
National Oilwell Varco, Inc.	18,100	585
Rowan Cos., plc Class A	172,900	2,635
Schlumberger Ltd.	68,700	5,532
Total		8,752

Food & Staples Retailing 2.53%
Wal-Mart Stores, Inc.	47,900	3,495
Walgreens Boots Alliance, Inc.	94,100	7,458
Total		10,953

Food Products 2.44%
Bunge Ltd.	12,400	816
Ingredion, Inc.	29,500	3,931
Kraft Heinz Co. (The)	44,800	3,870
Tyson Foods, Inc. Class A	26,300	1,936
Total		10,553

Gas Utilities 0.72%
Atmos Energy Corp.	39,200	3,128

Health Care Equipment & Supplies 1.28%
Medtronic plc (Ireland)(a)	33,500	2,935
Stryker Corp.	22,400	2,605
Total		5,540

Health Care Providers & Services 2.35%
Anthem, Inc.	35,900	4,715
Cardinal Health, Inc.	52,100	4,356
UnitedHealth Group, Inc.	7,600	1,088
Total		10,159

Hotels, Restaurants & Leisure 0.21%
Carnival Corp.	19,800	925

Household Durables 1.21%
Whirlpool Corp.	27,100	5,213
		Fair
		Value
Investments	Shares	(000)
Household Products 2.69%
Kimberly-Clark Corp.	25,200	$3,265
Procter & Gamble Co. (The)	97,700	8,362
Total		11,627

Independent Power and Renewable Electricity Producer 0.44%
AES Corp.	153,900	1,901

Industrial Conglomerates 2.70%
General Electric Co.	373,998	11,646

Information Technology Services 1.77%
Fidelity National Information Services, Inc.	81,900	6,514
International Business Machines Corp.	6,950	1,116
Total		7,630

Insurance 5.06%
Aflac, Inc.	50,900	3,679
Allstate Corp. (The)	98,100	6,703
AmTrust Financial Services, Inc.	33,500	800
Endurance Specialty Holdings Ltd.	28,100	1,900
Prudential Financial, Inc.	53,300	4,013
Reinsurance Group of America, Inc.	48,100	4,774
Total		21,869

Life Sciences Tools & Services 0.92%
Thermo Fisher Scientific, Inc.	25,000	3,971

Machinery 1.39%
Cummins, Inc.	48,900	6,003

Media 0.60%
Time Warner, Inc.	16,400	1,257
Twenty-First Century Fox, Inc. Class A	50,000	1,332
Total		2,589

Multi-Line Retail 1.64%
Target Corp.	94,300	7,104

See Notes to Financial Statements.	13

Schedule of Investments (continued)

CALIBRATED LARGE CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
Multi-Utilities 0.88%
WEC Energy Group, Inc.	58,900	$3,823

Oil, Gas & Consumable Fuels 10.70%
Anadarko Petroleum Corp.	41,900	2,285
Chevron Corp.	160,500	16,448
ConocoPhillips	132,900	5,425
Devon Energy Corp.	110,000	4,211
Exxon Mobil Corp.	127,600	11,350
Kinder Morgan, Inc.	122,200	2,484
Valero Energy Corp.	76,900	4,020
Total		46,223

Pharmaceuticals 7.51%
Johnson & Johnson	85,400	10,694
Mallinckrodt plc*	12,900	869
Merck & Co., Inc.	96,200	5,643
Pfizer, Inc.	413,200	15,243
Total		32,449

Real Estate Investment Trusts 5.56%
AvalonBay Communities, Inc.	25,600	4,753
Communications Sales & Leasing, Inc.	108,826	3,382
Equity Residential	12,400	843
General Growth Properties, Inc.	159,300	5,090
Healthcare Trust of America, Inc. Class A	90,000	3,065
Prologis, Inc.	46,400	2,528
Regency Centers Corp.	10,600	900
SL Green Realty Corp.	21,800	2,568
Starwood Property Trust, Inc.	41,100	896
Total		24,025

Semiconductors & Semiconductor Equipment 4.06%
Intel Corp.	196,000	6,833
NVIDIA Corp.	62,300	3,557
QUALCOMM, Inc.	114,100	7,140
Total		17,530
		Fair
		Value
Investments	Shares	(000)
Software 1.40%
Activision Blizzard, Inc.	75,300	$3,024
Microsoft Corp.	53,300	3,021
Total		6,045

Tobacco 1.40%
Altria Group, Inc.	15,300	1,036
Reynolds American, Inc.	99,800	4,996
Total		6,032

Trading Companies & Distributors 0.63%
Air Lease Corp.	94,400	2,720
Total Common Stocks (cost $423,346,455)		428,017

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 0.49%

Repurchase Agreement
Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $2,095,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $2,155,231; proceeds: $2,110,215 (cost $2,110,209)	$2,110	2,110
Total Investments in Securities 99.55% (cost $425,456,664)		430,127
Other Assets in Excess of Liabilities(b) 0.45%		1,926
Net Assets 100.00%		$432,053

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

14	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIBRATED LARGE CAP VALUE FUND July 31, 2016

Open Futures Contracts at July 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
E-Mini S&P 500 Index	September 2016	32	Long	$3,469,120	$61,578

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$428,017	$–	$–	$428,017
Repurchase Agreement	–	2,110	–	2,110
Total	$428,017	$2,110	$–	$430,127

Other Financial Instruments
Futures Contracts
Assets	$62	$–	$–	$62
Liabilities	–	–	–	–
Total	$62	$–	$–	$62

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended July 31, 2016.

See Notes to Financial Statements.	15

Schedule of Investments

CALIBRATED MID CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.65%

Aerospace & Defense 2.69%
BWX Technologies, Inc.	185,700	$6,836
Huntington Ingalls Industries, Inc.	42,700	7,369
Orbital ATK, Inc.	121,100	10,550
Total		24,755

Airlines 1.06%
Alaska Air Group, Inc.	53,800	3,616
JetBlue Airways Corp.*	336,100	6,161
Total		9,777

Auto Components 1.43%
BorgWarner, Inc.	54,800	1,818
Goodyear Tire & Rubber Co. (The)	110,000	3,154
Lear Corp.	72,100	8,180
Total		13,152

Banks 6.22%
CIT Group, Inc.	120,700	4,171
Citizens Financial Group, Inc.	715,600	15,979
Fifth Third Bancorp	948,900	18,010
First Republic Bank	25,600	1,835
M&T Bank Corp.	149,900	17,173
Total		57,168

Building Products 1.24%
Lennox International, Inc.	20,900	3,277
Masco Corp.	223,200	8,142
Total		11,419

Capital Markets 3.05%
Affiliated Managers Group, Inc.*	12,700	1,864
Ameriprise Financial, Inc.	54,100	5,185
E*TRADE Financial Corp.*	159,600	4,003
Invesco Ltd.	583,000	17,012
Total		28,064
		Fair
		Value
Investments	Shares	(000)
Chemicals 2.67%
Albemarle Corp.	22,500	$1,894
Celanese Corp. Series A	160,600	10,185
Huntsman Corp.	805,288	12,450
Total		24,529

Commercial Services & Supplies 1.81%
KAR Auction Services, Inc.	300,200	12,839
Pitney Bowes, Inc.	197,700	3,818
Total		16,657

Communications Equipment 2.34%
Harris Corp.	155,400	13,461
Juniper Networks, Inc.	355,000	8,055
Total		21,516

Construction Materials 0.45%
Vulcan Materials Co.	33,600	4,166

Consumer Finance 0.41%
Santander Consumer USA Holdings, Inc.*	343,200	3,772

Containers & Packaging 1.63%
Avery Dennison Corp.	25,200	1,963
International Paper Co.	241,100	11,045
WestRock Co.	45,200	1,939
Total		14,947

Distributors 0.28%
Genuine Parts Co.	25,000	2,556

Diversified Telecommunication Services 1.37%
CenturyLink, Inc.	241,700	7,599
Frontier Communications Corp.	959,500	4,989
Total		12,588

Electric: Utilities 4.46%
Edison International	197,300	15,267
FirstEnergy Corp.	330,400	11,538
Great Plains Energy, Inc.	234,300	6,978
PPL Corp.	85,050	3,207

16	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIBRATED MID CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
Electric: Utilities (continued)
Xcel Energy, Inc.	92,000	$4,046
Total		41,036

Electronic Equipment, Instruments & Components 0.56%
Jabil Circuit, Inc.	254,300	5,175

Energy Equipment & Services 2.01%
National Oilwell Varco, Inc.	196,300	6,350
Rowan Cos., plc Class A	601,900	9,173
Superior Energy Services, Inc.	186,300	2,975
Total		18,498

Food Products 2.99%
Bunge Ltd.	87,800	5,781
Ingredion, Inc.	69,700	9,287
J.M. Smucker Co. (The)	17,700	2,729
Tyson Foods, Inc. Class A	132,100	9,722
Total		27,519

Gas Utilities 0.67%
Atmos Energy Corp.	77,200	6,160

Health Care Equipment & Supplies 0.90%
Zimmer Biomet Holdings, Inc.	63,300	8,301

Health Care Providers & Services 2.14%
Centene Corp.*	51,600	3,640
Cigna Corp.	41,900	5,404
Quest Diagnostics, Inc.	123,000	10,622
Total		19,666

Hotels, Restaurants & Leisure 1.15%
Aramark	114,000	4,087
Wynn Resorts Ltd.	66,000	6,465
Total		10,552

Household Durables 2.45%
Toll Brothers, Inc.*	163,300	4,574
Whirlpool Corp.	93,500	17,986
Total		22,560
		Fair
		Value
Investments	Shares	(000)
Independent Power and Renewable Electricity Producer 1.35%
AES Corp.	1,004,400	$12,404

Industrial Conglomerates 0.19%
Carlisle Cos., Inc.	17,300	1,787

Information Technology Services 1.64%
Fidelity National Information Services, Inc.	153,200	12,184
Leidos Holdings, Inc.	58,200	2,911
Total		15,095

Insurance 8.08%
Allied World Assurance Co. Holdings AG (Switzerland)(a)	64,400	2,640
American Financial Group, Inc.	45,500	3,326
AmTrust Financial Services, Inc.	251,300	5,998
Aspen Insurance Holdings Ltd.	31,900	1,466
Axis Capital Holdings Ltd.	139,000	7,726
Endurance Specialty Holdings Ltd.	99,200	6,709
Everest Re Group Ltd.	64,200	12,134
Lincoln National Corp.	217,600	9,503
Reinsurance Group of America, Inc.	56,698	5,627
Validus Holdings Ltd.	59,900	2,961
XL Group Ltd.	469,400	16,246
Total		74,336

Life Sciences Tools & Services 0.75%
Agilent Technologies, Inc.	142,600	6,861

Machinery 3.19%
Allison Transmission Holdings, Inc.	61,400	1,770
Crane Co.	54,400	3,389
Ingersoll-Rand plc (Ireland)(a)	90,200	5,977
Stanley Black & Decker, Inc.	129,400	15,748
Timken Co. (The)	73,400	2,455
Total		29,339

See Notes to Financial Statements.	17

Schedule of Investments (continued)

CALIBRATED MID CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
Media 0.42%
TEGNA, Inc.	177,600	$3,889

Metals & Mining 1.42%
Newmont Mining Corp.	101,900	4,484
Steel Dynamics, Inc.	320,600	8,598
Total		13,082

Multi-Line Retail 0.62%
Kohl’s Corp.	137,300	5,710

Multi-Utilities 5.30%
Consolidated Edison, Inc.	123,200	9,866
Public Service Enterprise Group, Inc.	272,300	12,529
SCANA Corp.	166,846	12,503
Sempra Energy	90,700	10,147
WEC Energy Group, Inc.	56,800	3,687
Total		48,732

Oil, Gas & Consumable Fuels 6.77%
Cheniere Energy, Inc.*	89,100	3,727
Cimarex Energy Co.	79,300	9,518
Continental Resources, Inc.*	148,900	6,559
EQT Corp.	90,600	6,601
Hess Corp.	181,800	9,754
Marathon Oil Corp.	366,700	5,002
Murphy Oil Corp.	116,700	3,201
PBF Energy, Inc. Class A	73,600	1,644
Pioneer Natural Resources Co.	54,800	8,909
Tesoro Corp.	79,100	6,023
Whiting Petroleum Corp.*	176,900	1,304
Total		62,242

Pharmaceuticals 1.42%
Mallinckrodt plc*	194,600	13,104

Real Estate Investment Trusts 15.77%
Alexandria Real Estate Equities, Inc.	94,800	10,646
Annaly Capital Management, Inc.	513,500	5,638
AvalonBay Communities, Inc.	39,400	7,315
		Fair
		Value
Investments	Shares	(000)
Boston Properties, Inc.	36,200	$5,145
Camden Property Trust	111,800	10,016
Communications Sales & Leasing, Inc.	244,498	7,599
Duke Realty Corp.	408,000	11,746
Essex Property Trust, Inc.	8,500	1,988
General Growth Properties, Inc.	447,500	14,298
HCP, Inc.	145,200	5,696
Healthcare Trust of America, Inc. Class A	269,800	9,187
Host Hotels & Resorts, Inc.	270,900	4,806
Kimco Realty Corp.	403,400	12,949
Mid-America Apartment Communities, Inc.	86,300	9,150
Prologis, Inc.	179,200	9,765
Realty Income Corp.	59,100	4,224
Regency Centers Corp.	75,500	6,412
SL Green Realty Corp.	22,300	2,627
Starwood Property Trust, Inc.	91,200	1,988
Welltower, Inc.	48,500	3,847
Total		145,042

Real Estate Management & Development 0.33%
Realogy Holdings Corp.*	99,100	3,071

Road & Rail 0.83%
Kansas City Southern	79,600	7,650

Semiconductors & Semiconductor Equipment 2.88%
Cypress Semiconductor Corp.	453,900	5,283
NVIDIA Corp.	128,600	7,343
ON Semiconductor Corp.*	1,384,100	13,883
Total		26,509

Software 0.70%
Activision Blizzard, Inc.	160,100	6,430

18	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIBRATED MID CAP VALUE FUND July 31, 2016

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 1.20%
Dick’s Sporting Goods, Inc.	95,000	$4,873
Murphy USA, Inc.*	44,800	3,433
Penske Automotive Group, Inc.	68,800	2,726
Total		11,032

Textiles, Apparel & Luxury Goods 0.67%
Coach, Inc.	142,900	6,160

Trading Companies & Distributors 0.77%
Air Lease Corp.	246,900	7,113

Water Utilities 0.37%
American Water Works Co., Inc.	40,700	3,361
Total Common Stocks (cost $897,672,181)		907,482
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.23%

Repurchase Agreement
Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $2,070,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $2,129,513; proceeds: $2,086,114 (cost $2,086,108)	$2,086	$2,086
Total Investments in Securities 98.88% (cost $899,758,289)		909,568
Other Assets in Excess of Liabilities(b) 1.12%		10,269
Net Assets 100.00%		$919,837

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
E-Mini S&P 500 Index	September 2016	105	Long	$11,383,050	$92,044

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$907,482	$–	$–	$907,482
Repurchase Agreement	–	2,086	–	2,086
Total	$907,482	$2,086	$–	$909,568

Other Financial Instruments
Futures Contracts
Assets	$92	$–	$–	$92
Liabilities	–	–	–	–
Total	$92	$–	$–	$92

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended July 31, 2016.

See Notes to Financial Statements.	19

Statements of Assets and Liabilities

July 31, 2016

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund
ASSETS:
Investments in securities, at cost	$425,456,664	$899,758,289
Investments in securities, at fair value	$430,126,860	$909,567,748
Deposits with brokers for futures collateral	134,400	441,000
Receivables:
Investment securities sold	21,987,140	11,677,390
Interest and dividends	542,764	352,725
Capital shares sold	108,636	439,669
From advisor (See Note 3)	122,035	221,611
Variation margin	–	18,828
Prepaid expenses and other assets	41,018	56,717
Total assets	453,062,853	922,775,688
LIABILITIES:
Payables:
Investment securities purchased	20,415,120	1,569,134
Capital shares reacquired	130,980	493,901
12b-1 distribution plan	35,734	92,884
Management fee	216,181	455,682
Trustees’ fees	38,464	57,887
Fund administration	14,412	30,379
Variation margin	33,539	–
To affiliate (See Note 3)	25,157	45,924
Accrued expenses	100,475	192,908
Total liabilities	21,010,062	2,938,699
NET ASSETS	$432,052,791	$919,836,989
COMPOSITION OF NET ASSETS:
Paid-in capital	$426,399,560	$943,026,999
Undistributed net investment income	4,767,321	6,028,469
Accumulated net realized loss on investments and futures contracts	(3,845,864)	(39,119,982)
Net unrealized appreciation on investments and futures contracts	4,731,774	9,901,503
Net Assets	$432,052,791	$919,836,989

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

July 31, 2016

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund
Net assets by class:
Class A Shares	$71,423,132	$122,604,022
Class C Shares	$17,878,322	$46,708,879
Class F Shares	$12,029,414	$133,286,526
Class I Shares	$330,171,344	$610,720,807
Class R2 Shares	$352,563	$2,390,078
Class R3 Shares	$167,270	$2,777,488
Class R4 Shares	$10,229	$936,685
Class R5 Shares	$10,257	$310,057
Class R6 Shares	$10,260	$102,447
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,654,047	6,062,131
Class C Shares	932,339	2,358,458
Class F Shares	614,632	6,583,821
Class I Shares	16,847,011	30,081,043
Class R2 Shares	17,957	118,032
Class R3 Shares	8,608	137,127
Class R4 Shares	524.22	46,366
Class R5 Shares	523.54	15,272
Class R6 Shares	523.53	5,047
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.55	$20.22
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$20.74	$21.45
Class C Shares-Net asset value	$19.18	$19.80
Class F Shares-Net asset value	$19.57	$20.24
Class I Shares-Net asset value	$19.60	$20.30
Class R2 Shares-Net asset value	$19.63	$20.25
Class R3 Shares-Net asset value	$19.43	$20.25
Class R4 Shares-Net asset value	$19.51	$20.20
Class R5 Shares-Net asset value	$19.59	$20.30
Class R6 Shares-Net asset value	$19.60	$20.30

See Notes to Financial Statements.	21

Statements of Operations

For the Year Ended July 31, 2016

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund
Investment income:
Dividends	$11,735,787	$20,626,649
Interest and other	325	666
Total investment income	11,736,112	20,627,315
Expenses:
Management fee	2,622,486	5,460,464
12b-1 distribution plan-Class A	170,502	299,102
12b-1 distribution plan-Class C	180,325	469,407
12b-1 distribution plan-Class F	15,808	149,666
12b-1 distribution plan-Class R2	2,066	7,681
12b-1 distribution plan-Class R3	1,165	9,936
12b-1 distribution plan-Class R4	24	690
Shareholder servicing	134,366	579,772
Fund administration	174,833	364,031
Subsidy (See Note 3)	530,039	941,934
Reports to shareholders	25,271	95,991
Registration	123,183	166,505
Trustees’ fees	16,019	32,746
Custody	39,741	82,882
Professional	50,676	55,183
Other	91,235	159,362
Gross expenses	4,177,739	8,875,352
Expense reductions (See Note 9)	(294)	(877)
Fees waived and expenses reimbursed (See Note 3)	(1,622,152)	(2,477,536)
Net expenses	2,555,293	6,396,939
Net investment income	9,180,819	14,230,376
Net realized and unrealized gain (loss):
Net realized loss on investments	(1,652,665)	(33,041,227)
Net realized gain (loss) on futures contracts	56,428	(537,596)
Net change in unrealized appreciation/depreciation on investments	(4,077,402)	7,570,026
Net change in unrealized appreciation/depreciation on futures contracts	60,737	75,128
Net realized and unrealized loss	(5,612,902)	(25,933,669)
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,567,917	$(11,703,293)

22	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	July 31, 2016	July 31, 2015
Operations:
Net investment income	$9,180,819	$8,215,022
Net realized gain (loss) on investments and futures contracts	(1,596,237)	36,253,548
Net change in unrealized appreciation/depreciation on investments and futures contracts	(4,016,665)	(14,259,284)
Net increase in net assets resulting from operations	3,567,917	30,209,286
Distributions to shareholders from:
Net investment income
Class A	(1,241,526)	(1,204,218)
Class C	(221,706)	(102,230)
Class F	(322,349)	(304,560)
Class I	(7,295,037)	(6,351,681)
Class R2	(5,297)	(2,399)
Class R3	(4,983)	(2,316)
Class R4	(185)	–
Class R5	(197)	–
Class R6	(198)	–
Net realized gain
Class A	(4,475,382)	(8,726,127)
Class C	(1,246,782)	(1,271,990)
Class F	(1,092,791)	(1,982,750)
Class I	(22,993,602)	(39,332,925)
Class R2	(23,134)	(22,392)
Class R3	(20,799)	(18,667)
Class R4	(621)	–
Class R5	(619)	–
Class R6	(619)	–
Total distributions to shareholders	(38,945,827)	(59,322,255)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	42,271,387	102,023,014
Reinvestment of distributions	35,715,678	54,453,620
Cost of shares reacquired	(114,240,314)	(76,282,834)
Net increase (decrease) in net assets resulting from capital share transactions	(36,253,249)	80,193,800
Net increase (decrease) in net assets	(71,631,159)	51,080,831
NET ASSETS:
Beginning of year	$503,683,950	$452,603,119
End of year	$432,052,791	$503,683,950
Undistributed net investment income	$4,767,321	$4,677,980

See Notes to Financial Statements.	23

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
	For the Year Ended	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	July 31, 2016	July 31, 2015
Operations:
Net investment income	$14,230,376	$11,222,305
Net realized gain (loss) on investments and futures contracts	(33,578,823)	77,513,023
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,645,154	(25,842,724)
Net increase (decrease) in net assets resulting from operations	(11,703,293)	62,892,604
Distributions to shareholders from:
Net investment income
Class A	(1,662,276)	(343,526)
Class C	(437,177)	(22,152)
Class F	(2,387,759)	(85,392)
Class I	(9,962,239)	(8,637,527)
Class R2	(11,452)	(375)
Class R3	(24,126)	(841)
Class R4	(137)	–
Class R5	(148)	–
Class R6	(530)	–
Net realized gain
Class A	(8,543,326)	(2,934,370)
Class C	(3,576,302)	(457,201)
Class F	(11,171,838)	(645,519)
Class I	(44,046,860)	(60,424,949)
Class R2	(58,729)	(3,861)
Class R3	(121,699)	(7,872)
Class R4	(654)	–
Class R5	(652)	–
Class R6	(2,331)	–
Total distributions to shareholders	(82,008,235)	(73,563,585)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	252,773,148	476,119,680
Reinvestment of distributions	76,862,711	72,567,576
Cost of shares reacquired	(392,378,255)	(80,310,064)
Net increase (decrease) in net assets resulting from capital share transactions	(62,742,396)	468,377,192
Net increase (decrease) in net assets	(156,453,924)	457,706,211
NET ASSETS:
Beginning of year	$1,076,290,913	$618,584,702
End of year	$919,836,989	$1,076,290,913
Undistributed net investment income	$6,028,469	$6,284,831

24	See Notes to Financial Statements.

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Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
7/31/2016	$20.88	$0.36	$(0.04)	$0.32	$(0.36)	$(1.29)	$(1.65)
7/31/2015	22.30	0.33	1.15	1.48	(0.35)	(2.55)	(2.90)
7/31/2014	21.52	0.36	2.19	2.55	(0.29)	(1.48)	(1.77)
7/31/2013	17.18	0.35	4.59	4.94	(0.20)	(0.40)	(0.60)
12/21/2011 to 7/31/2012(c)	15.00	0.19	1.99	2.18	–	–	–
Class C
7/31/2016	20.53	0.22	(0.05)	0.17	(0.23)	(1.29)	(1.52)
7/31/2015	21.98	0.17	1.14	1.31	(0.21)	(2.55)	(2.76)
7/31/2014	21.30	0.19	2.17	2.36	(0.20)	(1.48)	(1.68)
7/31/2013	17.10	0.18	4.59	4.77	(0.17)	(0.40)	(0.57)
12/21/2011 to 7/31/2012(c)	15.00	0.15	1.95	2.10	–	–	–
Class F
7/31/2016	20.90	0.40	(0.06)	0.34	(0.38)	(1.29)	(1.67)
7/31/2015	22.32	0.36	1.16	1.52	(0.39)	(2.55)	(2.94)
7/31/2014	21.54	0.39	2.19	2.58	(0.32)	(1.48)	(1.80)
7/31/2013	17.19	0.38	4.59	4.97	(0.22)	(0.40)	(0.62)
12/21/2011 to 7/31/2012(c)	15.00	0.20	1.99	2.19	–	–	–
Class I
7/31/2016	20.94	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
7/31/2015	22.36	0.39	1.15	1.54	(0.41)	(2.55)	(2.96)
7/31/2014	21.56	0.41	2.21	2.62	(0.34)	(1.48)	(1.82)
7/31/2013	17.20	0.39	4.60	4.99	(0.23)	(0.40)	(0.63)
12/21/2011 to 7/31/2012(c)	15.00	0.19	2.01	2.20	–	–	–
Class R2
7/31/2016	20.97	0.30	(0.05)	0.25	(0.30)	(1.29)	(1.59)
7/31/2015	22.38	0.26	1.15	1.41	(0.27)	(2.55)	(2.82)
7/31/2014	21.61	0.31	2.19	2.50	(0.25)	(1.48)	(1.73)
7/31/2013	17.14	0.41	4.59	5.00	(0.13)	(0.40)	(0.53)
12/21/2011 to 7/31/2012(c)	15.00	0.16	1.98	2.14	–	–	–
Class R3
7/31/2016	20.77	0.32	(0.06)	0.26	(0.31)	(1.29)	(1.60)
7/31/2015	22.21	0.28	1.15	1.43	(0.32)	(2.55)	(2.87)
7/31/2014	21.46	0.30	2.19	2.49	(0.26)	(1.48)	(1.74)
7/31/2013	17.15	0.33	4.58	4.91	(0.20)	(0.40)	(0.60)
12/21/2011 to 7/31/2012(c)	15.00	0.17	1.98	2.15	–	–	–

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.55	1.94		0.75		1.12		1.93		$71,423	67.61
20.88	6.71		0.75		1.08		1.54		75,083	80.48
22.30	12.38		0.75		1.08		1.66		81,218	103.92
21.52	29.60		0.75		1.12		1.83		74,466	90.00
17.18	14.53	(d)	0.73	(e)	1.41	(e)	1.89	(e)	35,932	62.31

19.18	1.18		1.50		1.87		1.19		17,878	67.61
20.53	5.93		1.49		1.82		0.82		18,361	80.48
21.98	11.54		1.49		1.82		0.91		10,456	103.92
21.30	28.71		1.48		1.85		0.91		7,057	90.00
17.10	14.00	(d)	1.47	(e)	2.15	(e)	1.44	(e)	61	62.31

19.57	2.06		0.60		0.98		2.13		12,029	67.61
20.90	6.90		0.60		0.93		1.70		26,401	80.48
22.32	12.53		0.60		0.93		1.81		17,316	103.92
21.54	29.82		0.60		0.97		1.94		13,153	90.00
17.19	14.60	(d)	0.58	(e)	1.33	(e)	2.03	(e)	35	62.31

19.60	2.16		0.50		0.87		2.19		330,171	67.61
20.94	6.99		0.50		0.83		1.80		383,101	80.48
22.36	12.70		0.50		0.83		1.91		343,275	103.92
21.56	29.91		0.50		0.87		2.01		299,673	90.00
17.20	14.67	(d)	0.49	(e)	0.94	(e)	1.89	(e)	34,155	62.31

19.63	1.55		1.10		1.47		1.58		353	67.61
20.97	6.35		1.10		1.43		1.21		371	80.48
22.38	12.04		1.01		1.44		1.43		198	103.92
21.61	29.97		0.49		1.37		2.01		303	90.00
17.14	14.27	(d)	1.06	(e)	1.81	(e)	1.55	(e)	11	62.31

19.43	1.64		1.00		1.38		1.72		167	67.61
20.77	6.47		1.00		1.33		1.31		336	80.48
22.21	12.11		1.00		1.33		1.38		141	103.92
21.46	29.51		0.95		1.35		1.70		79	90.00
17.15	14.33	(d)	0.96	(e)	1.71	(e)	1.65	(e)	11	62.31

See Notes to Financial Statements.	27

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
7/31/2016	$20.88	$0.36	$(0.05)	$0.31	$(0.39)	$(1.29)	$(1.68)
6/30/2015 to 7/31/2015(f)	20.80	0.02	0.06	0.08	–	–	–
Class R5
7/31/2016	20.93	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(f)	20.85	0.03	0.05	0.08	–	–	–
Class R6
7/31/2016	20.93	0.41	(0.04)	0.37	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(f)	20.85	0.03	0.05	0.08	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on December 21, 2011.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.51	1.88		0.75		1.09		1.92		$10	67.61
20.88	0.38	(d)	0.75	(e)	1.06	(e)	1.41	(e)	10	80.48

19.59	2.17		0.49		0.83		2.18		10	67.61
20.93	0.38	(d)	0.50	(e)	0.82	(e)	1.64	(e)	10	80.48

19.60	2.22		0.47		0.74		2.21		10	67.61
20.93	0.38	(d)	0.47	(e)	0.70	(e)	1.64	(e)	10	80.48

See Notes to Financial Statements.	29

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
7/31/2016	$21.70	$0.27	$(0.06)	$0.21	$(0.28)	$(1.41)	$(1.69)
7/31/2015	22.04	0.24	1.92	2.16	(0.26)	(2.24)	(2.50)
7/31/2014	21.11	0.29	2.78	3.07	(0.23)	(1.91)	(2.14)
7/31/2013	16.47	0.31	4.93	5.24	(0.22)	(0.38)	(0.60)
12/21/2011 to 7/31/2012(c)	15.00	0.15	1.32	1.47	–	–	–
Class C
7/31/2016	21.33	0.12	(0.07)	0.05	(0.17)	(1.41)	(1.58)
7/31/2015	21.71	0.07	1.90	1.97	(0.11)	(2.24)	(2.35)
7/31/2014	20.89	0.13	2.75	2.88	(0.15)	(1.91)	(2.06)
7/31/2013	16.39	0.08	4.99	5.07	(0.19)	(0.38)	(0.57)
12/21/2011 to 7/31/2012(c)	15.00	0.08	1.31	1.39	–	–	–
Class F
7/31/2016	21.72	0.30	(0.07)	0.23	(0.30)	(1.41)	(1.71)
7/31/2015	22.06	0.27	1.93	2.20	(0.30)	(2.24)	(2.54)
7/31/2014	21.11	0.32	2.79	3.11	(0.25)	(1.91)	(2.16)
7/31/2013	16.48	0.27	4.99	5.26	(0.25)	(0.38)	(0.63)
12/21/2011 to 7/31/2012(c)	15.00	0.16	1.32	1.48	–	–	–
Class I
7/31/2016	21.77	0.32	(0.06)	0.26	(0.32)	(1.41)	(1.73)
7/31/2015	22.11	0.33	1.89	2.22	(0.32)	(2.24)	(2.56)
7/31/2014	21.16	0.34	2.79	3.13	(0.27)	(1.91)	(2.18)
7/31/2013	16.50	0.35	4.95	5.30	(0.26)	(0.38)	(0.64)
12/21/2011 to 7/31/2012(c)	15.00	0.17	1.33	1.50	–	–	–
Class R2
7/31/2016	21.79	0.18	(0.03)	0.15	(0.28)	(1.41)	(1.69)
7/31/2015	22.16	0.16	1.93	2.09	(0.22)	(2.24)	(2.46)
7/31/2014	21.19	0.22	2.81	3.03	(0.15)	(1.91)	(2.06)
7/31/2013	16.43	0.37	4.93	5.30	(0.16)	(0.38)	(0.54)
12/21/2011 to 7/31/2012(c)	15.00	0.11	1.32	1.43	–	–	–
Class R3
7/31/2016	21.78	0.22	(0.06)	0.16	(0.28)	(1.41)	(1.69)
7/31/2015	22.15	0.20	1.91	2.11	(0.24)	(2.24)	(2.48)
7/31/2014	21.18	0.23	2.82	3.05	(0.17)	(1.91)	(2.08)
7/31/2013	16.44	0.37	4.93	5.30	(0.18)	(0.38)	(0.56)
12/21/2011 to 7/31/2012(c)	15.00	0.12	1.32	1.44	–	–	–

30	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.22	1.50		0.85		1.12		1.41		$122,604	83.21
21.70	10.15		0.85		1.07		1.12		132,998	78.28
22.04	15.42		0.85		1.09		1.38		28,422	97.89
21.11	32.83		0.85		1.13		1.66		27,545	90.30
16.47	9.80	(d)	0.83	(e)	1.63	(e)	1.51	(e)	13,726	76.72

19.80	0.74		1.60		1.87		0.67		46,709	83.21
21.33	9.33		1.60		1.81		0.31		48,851	78.28
21.71	14.60		1.60		1.84		0.60		4,354	97.89
20.89	31.91		1.58		1.86		0.40		2,204	90.30
16.39	9.27	(d)	1.54	(e)	2.38	(e)	0.80	(e)	15	76.72

20.24	1.64		0.70		0.97		1.59		133,287	83.21
21.72	10.31		0.70		0.92		1.22		194,111	78.28
22.06	15.66		0.70		0.94		1.50		7,853	97.89
21.11	33.01		0.69		0.98		1.35		6,062	90.30
16.48	9.87	(d)	0.68	(e)	1.51	(e)	1.59	(e)	56	76.72

20.30	1.77		0.60		0.87		1.66		610,721	83.21
21.77	10.41		0.60		0.82		1.49		699,681	78.28
22.11	15.70		0.60		0.84		1.59		577,851	97.89
21.16	33.21		0.60		0.88		1.88		323,673	90.30
16.50	10.00	(d)	0.58	(e)	0.95	(e)	1.73	(e)	106,844	76.72

20.25	1.20		1.19		1.47		0.98		2,390	83.21
21.79	9.72		1.20		1.42		0.72		234	78.28
22.16	15.14		1.13		1.43		1.03		31	97.89
21.19	33.23		0.58		0.87		1.98		16	90.30
16.43	9.53	(d)	1.15	(e)	2.01	(e)	1.15	(e)	11	76.72

20.25	1.27		1.10		1.37		1.16		2,777	83.21
21.78	9.84		1.10		1.32		0.90		385	78.28
22.15	15.27		1.05		1.32		1.04		72	97.89
21.18	33.21		0.59		1.05		1.95		18	90.30
16.44	9.60	(d)	1.05	(e)	1.91	(e)	1.24	(e)	11	76.72

See Notes to Financial Statements.	31

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
7/31/2016	$21.70	$0.22	$(0.01)	$0.21	$(0.30)	$(1.41)	$(1.71)
6/30/2015 to 7/31/2015(f)	21.60	(0.01)	0.11	0.10	–	–	–
Class R5
7/31/2016	21.77	0.28	(0.02)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(f)	21.67	–	0.10	0.10	–	–	–
Class R6
7/31/2016	21.77	0.30	(0.04)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(f)	21.67	–	0.10	0.10	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on December 21, 2011.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

32	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.20	1.51		0.84		1.12		1.20		$937	83.21
21.70	0.46	(d)	0.85	(e)	1.06	(e)	(0.35	)(e)	10	78.28

20.30	1.78		0.59		0.87		1.46		310	83.21
21.77	0.46	(d)	0.60	(e)	0.82	(e)	–	(e)	10	78.28

20.30	1.79		0.59		0.74		1.61		102	83.21
21.77	0.46	(d)	0.59	(e)	0.70	(e)	–	(e)	10	78.28

See Notes to Financial Statements.	33

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has nine classes of shares: Class A, C, F, I, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2013 through the fiscal year ended July 31, 2016. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and

Notes to Financial Statements (continued)

simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is sumamrized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the fiscal year ended July 31, 2016, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .23% and .33%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the fiscal year ended July 31, 2016 and continuing through November 30, 2016, Lord Abbett has contractually agreed to waive its fees for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.50% and 0.60%, respectively for each class other than R6. For the same period, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.47% and 0.59% for Class R6 for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, respectively. This agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of July 31, 2016, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Calibrated Large Cap	Calibrated Mid Cap
Fund of Funds	Value Fund	Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	47.00%	28.06%
Lord Abbett Multi-Asset Global Opportunity Fund	–	3.04%
Lord Abbett Multi-Asset Growth Fund	26.74%	21.92%
Lord Abbett Multi-Asset Income Fund	–	10.55%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.10%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Notes to Financial Statements (continued)

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$28,981	$157,475
Calibrated Mid Cap Value Fund	63,462	356,626

Distributor received the following amount of CDSCs for the fiscal year ended July 31, 2016:

	Class A	Class C
Calibrated Large Cap Value Fund	$ 914	$ 3,600
Calibrated Mid Cap Value Fund	15,111	25,243

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended July 31, 2016 and 2015 was as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	7/31/2016	7/31/2015	7/31/2016	7/31/2015
Distributions paid from:
Ordinary income	$23,155,232	$36,031,671	$50,209,901	$42,724,676
Net long-term capital gains	15,790,595	23,290,584	31,798,334	30,838,909
Total distributions paid	$38,945,827	$59,322,255	$82,008,235	$73,563,585

Notes to Financial Statements (continued)

As of July 31, 2016, the components of accumulated gains/(losses) on a tax-basis were as follows:

	Calibrated Large	Calibrated Mid Cap
	Value Fund	Value Fund
Undistributed ordinary income – net	$4,805,785	$6,086,356
Undistributed long-term capital gains	110,419	–
Total undistributed earnings	4,916,204	6,086,356
Temporary differences	(38,464)	(25,363,959)
Unrealized gains (losses) – net	775,491	(3,912,407)
Total accumulated gains (losses) – net	$5,653,231	$(23,190,010)

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. Calibrated Mid Cap Value Fund incurred and will elect to defer post-October capital losses of $25,306,072 during fiscal 2016.

As of July 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap	Calibrated Mid Cap
	Value Fund	Value Fund
Tax cost	$429,351,369	$913,480,155
Gross unrealized gain	23,889,327	59,036,168
Gross unrealized loss	(23,113,836)	(62,948,575)
Net unrealized security gain (loss)	$775,491	$(3,912,407)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the fiscal year ended July 31, 2016 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed	Accumulated Net
	Net Investment Income	Realized Loss
Calibrated Mid Cap Value Fund	$(894)	$894

The permanent differences are attributable to the tax treatment of certain distributions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2016 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$295,489,846	$362,320,187
Calibrated Mid Cap Value Fund	760,002,152	894,391,074

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended July 31, 2016 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

As of July 31, 2016, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Assets Derivatives	Equity Index Contracts	Equity Index Contracts
Futures Contracts(1)	$61,578	$92,044

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the year ended July 31, 2016, were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
	Equity Index Contracts	Equity Index Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$56,428	$(537,596)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$60,737	$ 75,128
Average Number of Contracts*
Futures Contracts	19	46

*	Calculated based on the number of contracts for the fiscal year ended July 31, 2016.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Calibrated Large Cap Value Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$2,110,209	$–	$2,110,209
Total	$2,110,209	$–	$2,110,209

Notes to Financial Statements (continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,110,209	$–	$–	$(2,110,209)	$–
Total	$2,110,209	$–	$–	$(2,110,209)	$–

		Calibrated Mid Cap Value Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$2,086,108	$–	$2,086,108
Total	$2,086,108	$–	$2,086,108

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,086,108	$–	$–	$(2,086,108)	$–
Total	$2,086,108	$–	$–	$(2,086,108)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2016.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of

Notes to Financial Statements (continued)

liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the fiscal year ended July 31, 2016, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Funds, to participate in a joint lending and borrowing program. The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to certain limitations and conditions.

The Funds did not borrow money from or lend money to any other Lord Abbett Fund from July 26, 2016 through July 31, 2016.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Because each Fund invests in real estate investment trusts (“REITS”), they may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which they invest. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
Calibrated Large Cap Value Fund	July 31, 2016		July 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	991,185	$18,241,036	1,533,731	$32,646,743
Reinvestment of distributions	213,118	3,961,941	327,319	6,801,697
Shares reacquired	(1,145,816)	(21,328,425)	(1,907,324)	(40,114,312)
Increase (decrease)	58,487	$874,552	(46,274)	$(665,872)
Class C Shares
Shares sold	354,099	$6,550,031	550,806	$11,464,588
Reinvestment of distributions	54,957	1,007,919	55,797	1,146,068
Shares reacquired	(370,973)	(6,722,700)	(187,938)	(3,926,603)
Increase	38,083	$835,250	418,665	$8,684,053
Class F Shares
Shares sold	504,837	$9,431,259	925,144	$19,637,645
Reinvestment of distributions	52,442	975,419	72,562	1,507,834
Shares reacquired	(1,205,832)	(22,639,586)	(510,147)	(10,982,400)
Increase (decrease)	(648,553)	$(12,232,908)	487,559	$10,163,079
Class I Shares
Shares sold	406,297	$7,909,687	1,775,488	$37,857,946
Reinvestment of distributions	1,598,110	29,740,837	2,162,257	44,974,938
Shares reacquired	(3,455,064)	(63,250,254)	(993,667)	(21,239,532)
Increase (decrease)	(1,450,657)	$(25,599,730)	2,944,078	$61,593,352
Class R2 Shares
Shares sold	2,791	$51,952	8,795	$184,859
Reinvestment of distributions	72	1,340	100	2,100
Shares reacquired	(2,580)	(47,463)	(52)	(1,143)
Increase	283	$5,829	8,843	$185,816
Class R3 Shares
Shares sold	4,871	$87,422	9,703	$201,233
Reinvestment of distributions	1,393	25,782	1,014	20,983
Shares reacquired	(13,850)	(251,886)	(883)	(18,844)
Increase (decrease)	(7,586)	$(138,682)	9,834	$203,372
Class R4 Shares(a)
Shares sold	–	$–	480.77	$10,000
Reinvestment of distributions	43.45	806	–	–
Increase	43.45	$806	480.77	$10,000
Class R5 Shares(a)
Shares sold	–	$–	479.62	$10,000
Reinvestment of distributions	43.92	817	–	–
Increase	43.92	$817	479.62	$10,000

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Calibrated Large Cap Value Fund	July 31, 2016		July 31, 2015
Class R6 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	–	$–	479.62	$10,000
Reinvestment of distributions	43.91	817	–	–
Increase	43.91	$817	479.62	$10,000

(a)	Shares commenced on June 30, 2015.

	Year Ended		Year Ended
Calibrated Mid Cap Value Fund	July 31, 2016		July 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,017,061	$57,580,213	5,671,340	$123,910,360
Reinvestment of distributions	481,530	9,115,359	139,429	2,940,570
Shares reacquired	(3,565,306)	(67,404,978)	(971,334)	(21,251,722)
Increase (decrease)	(66,715)	$(709,406)	4,839,435	$105,599,208
Class C Shares
Shares sold	860,542	$16,406,642	2,198,094	$47,431,592
Reinvestment of distributions	181,529	3,381,885	21,689	451,774
Shares reacquired	(973,878)	(17,811,391)	(130,031)	(2,807,109)
Increase	68,193	$1,977,136	2,089,752	$45,076,257
Class F Shares
Shares sold	3,551,688	$68,719,975	9,499,636	$207,837,691
Reinvestment of distributions	593,206	11,229,394	33,948	715,617
Shares reacquired	(6,498,757)	(124,041,776)	(951,914)	(20,956,313)
Increase (decrease)	(2,353,863)	$(44,092,407)	8,581,670	$187,596,995
Class I Shares
Shares sold	5,271,962	$101,920,550	4,388,569	$96,387,078
Reinvestment of distributions	2,792,916	52,981,617	3,240,878	68,447,334
Shares reacquired	(10,118,193)	(180,416,082)	(1,625,100)	(35,281,325)
Increase (decrease)	(2,053,315)	$(25,513,915)	6,004,347	$129,553,087
Class R2 Shares
Shares sold	129,177	$2,448,352	9,205	$203,436
Reinvestment of distributions	220	4,177	168	3,568
Shares reacquired	(22,111)	(422,725)	(28)	(630)
Increase	107,286	$2,029,804	9,345	$206,374
Class R3 Shares
Shares sold	193,957	$3,847,831	14,582	$319,523
Reinvestment of distributions	7,679	145,825	411	8,713
Shares reacquired	(82,182)	(1,617,685)	(591)	(12,965)
Increase	119,454	$2,375,971	14,402	$315,271
Class R4 Shares(a)
Shares sold	77,704	$1,413,347	463	$10,000
Reinvestment of distributions	42	792	–	–
Shares reacquired	(31,843)	(589,604)	–	–
Increase	45,903	$824,535	463	$10,000

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
Calibrated Mid Cap Value Fund	July 31, 2016		July 31, 2015
Class R5 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	18,512	$348,134	461.47	$10,000
Reinvestment of distributions	42.24	801	–	–
Shares reacquired	(3,743.81)	(71,210)	–	–
Increase	14,810.43	$277,725	461.47	$10,000
Class R6 Shares(a)
Shares sold	4,581.36	$88,104	461.47	$10,000
Reinvestment of distributions	150.89	2,861	–	–
Shares reacquired	(146.72)	(2,804)	–	–
Increase	4,585.53	$88,161	461.47	$10,000

(a)	Shares commenced on June 30, 2015.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Equity Trust and the Shareholders of Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Equity Trust (the “Trust”) comprising Lord Abbett Calibrated Large Cap Value Fund, and Lord Abbett Calibrated Mid Cap Value Fund (collectively, the “Funds”), as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Equity Trust as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 23, 2016

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Trustee

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 58 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Trustee since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 58 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001 Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Trustee since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During the Past Five Years

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Trustee since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Funds also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Marc Pavese (1972)	Executive Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2008.

Walter H. Prahl (1958)	Executive Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Executive Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2006.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During the Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2001.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Calibrated Large Cap Value Fund	45%	45%
Calibrated Mid Cap Value Fund	29%	31%

Additionally, of the distributions paid to shareholders during the fiscal year ended July 31, 2016, the following amounts represent short-term capital gains and long-term capital gains:

	Short-term	Long-term
Fund Name	capital gains	capital gains
Calibrated Large Cap Value Fund	$14,063,754	$15,790,595
Calibrated Mid Cap Value Fund	35,723,163	31,798,334

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Equity Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Calibrated Large Cap Value Fund Calibrated Mid Cap Value Fund	CALIBRATED-2 (09/16)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2016 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun, Evelyn E. Guernsey, and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2016 and 2015 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2016	2015
Audit Fees {a}	$78,000	$77,200
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$78,000	$77,200

Tax Fees {b}	15,435	15,371
All Other Fees	- 0 -	- 0 -

Total Fees	$93,435	$92,571

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2016 and 2015 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees {a}	$195,230	$185,031

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 23, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 23, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2016